Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During the year ended December 31, 2025, the Corporation did not grant awards of stock options, stock appreciation rights or similar option-like instruments and does not have a current practice of doing so. The Stock Incentive Plan, under which options and stock awards could have been granted, expired by its terms on January 1, 2006. Accordingly, it does not have a policy on the timing of awards of such instruments in relation to the disclosure of material nonpublic information. In the event the Corporation determines to grant new awards of such instruments, the Board expects to evaluate appropriate steps to take in relation to the foregoing. Southern Copper Corporation has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.